Share-based Payments - Disclosure of weighted average exercise prices for options forfeited (Details) - Vedanta	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Weighted Average Options forfeited [Line Items]
Number of share options forfeited (in shares)	192,332	192,332		72,354	201,350
Weighted average exercise price (in dollars per share)			$ 19.64